Earnings Per Share & Pro Forma Earnings Per Share (Tables)	3 Months Ended	6 Months Ended	12 Months Ended
	Mar. 31, 2014	Jun. 30, 2014	Dec. 31, 2013
Earnings Per Share [Abstract]
Schedule of reconciliation of basic and diluted net income per share
A reconciliation of the components of basic and diluted earnings per common share is presented in the table below:

	Three Months Ended March 31, 2014
			Per
	Income	Shares	Share
	(in thousands)
Basic:
Net income attributable to common stock	$23,589	48,446,609	$0.49
Effect of Dilutive Securities:
Dilutive effect of potential common shares issuable	$—	420,110
Diluted:
Net income attributable to common stock	$23,589	48,866,719	$0.48

	Three Months Ended March 31, 2013
			Per
	Income	Shares	Share
	(in thousands)
Basic:
Net income attributable to common stock	$5,396	37,059,071	$0.15
Effect of Dilutive Securities:
Dilutive effect of potential common shares issuable	$—	146,619
Diluted:
Net income attributable to common stock	$5,396	37,205,690	$0.15

A reconciliation of the components of basic and diluted earnings per common share is presented in the table below:

	Three Months Ended June 30,
	2014			2013
			Per			Per
	Income	Shares	Share	Income	Shares	Share

	(in thousands, except per share amounts)
Basic:
Net income attributable to common stock	$27,753	50,777	$0.55	14,471	39,402	$0.37
Effect of Dilutive Securities:
Dilutive effect of potential common shares issuable	$(74)	365		—	317
Diluted:
Net income attributable to common stock	$27,679	51,142	$0.54	14,471	39,719	$0.36

	Six Months Ended June 30,
	2014			2013
			Per			Per
	Income	Shares	Share	Income	Shares	Share

	(in thousands, except per share amounts)
Basic:
Net income attributable to common stock	$51,342	49,622	$1.03	19,867	38,237	$0.52
Effect of Dilutive Securities:
Dilutive effect of potential common shares issuable	$(74)	425		—	240
Diluted:
Net income attributable to common stock	$51,268	50,047	$1.02	19,867	38,477	$0.52

A reconciliation of the components of basic and diluted earnings per common share is presented in the table below:

	2013
			Per
	Income	Shares	Share
	(Per share amounts in actual dollars)
Basic:
Net income attributable to common stock	$54,587	42,015	$1.30
Effect of Dilutive Securities:
Dilutive effect of potential common shares issuable	$—	240
Diluted:
Net income attributable to common stock	$54,587	42,255	$1.29

A reconciliation of the components of pro forma basic and diluted earnings per common share is presented in the table below:

	2012
			Per
	Income	Shares	Share
	(Per share amounts in actual dollars)
Basic:
Pro forma net income attributable to common stock	$11,829	19,721	$0.60
Effect of Dilutive Securities:
Dilutive effect of potential common shares issuable	$—	3
Diluted:
Pro forma net income attributable to common stock	$11,829	19,724	$0.60